Post-retirement benefits - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [Line Items]
Securities included in fair value of plan assets	$ 1	$ 1
Excess of service cost over cash paid to defined contribution plans	8
Estimated contributions to defined benefit pension plans for next annual reporting period	100
Asset ceiling loss	8	$ (12)	$ 60
Loss for the change in currency exchange rate of asset ceiling gain	$ (7)
Defined benefit obligation weighted average expected future life time	27 years	27 years
Defined benefit obligation weighted average expected future life time at man aged 60 in 2041	28 years	28 years
Healthcare plans
Disclosure of defined benefit plans [Line Items]
Discount rate	5.20%	5.30%
Medical trend rate (%)	9.50%	9.70%
Reduction in medical trend rate (%)	4.60%	4.70%